Special Charges - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Restructuring Cost And Reserve [Line Items]
Total accruals and costs	$ 6,233
Amounts paid during the year	$ 3,020
VIZIYA [Member]
Restructuring Cost And Reserve [Line Items]
Effective acquisition date	Jun. 30, 2021
Retention payments	$ 1,753
Retention first payment	303
Fiscal 2018 Restructuring Program [Member]
Restructuring Cost And Reserve [Line Items]
Total accruals and costs	6,233,000
Amounts paid during the year	$ 3,020,000